Vessels, Net, Net Book Value (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Accumulated Depreciation [Abstract]
Depreciation for the period	$ (12,019)	$ (11,198)
Net book value	423,121		$ 434,545
Vessels [Member]
Cost [Abstract]
Beginning balance	511,516	488,049	488,049
Additions	419		71,224
Vessels contributed to United Maritime Corporation	0		(17,948)
Transfer to "Assets held for Sale"	0		(29,809)
Ending balance	511,935		511,516
Accumulated Depreciation [Abstract]
Beginning balance	(77,383)	$ (61,987)	(61,987)
Depreciation for the period	(11,941)		(23,294)
Vessels contributed to United Maritime Corporation	0		5,046
Transfer to "Assets held for Sale"	0		2,852
Ending balance	(89,324)		(77,383)
Net book value	$ 422,611		$ 434,133